MANNING & NAPIER FUND, INC.
(the “Fund”)

Supplement dated March 16, 2009 to each Statement of Additional (“SAI”) identified below.

SAI dated May 1, 2008, as supplemented on December 22, 2008 and February 2, 2009, for the following series and classes of the Fund:	SAI dated November 7, 2008, as supplemented on December 22, 2008 and February 2, 2009, for the following series of the Fund:

Small Cap Series – Class A, B, Z, D and E

High Yield Bond Series

Commodity Series

Global Fixed Income Series

Technology Series

Financial Services Series

International Series

Core Bond Series

Life Sciences Series

Core Plus Bond Series

World Opportunities Series - Class A, B, Z, D
and E

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

Dividend Focus Series

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective February 6, 2009, Richard M. Hurwitz was appointed to the Board of Directors of the Fund. Accordingly, the section of each SAI entitled “Management” is supplemented to include the following information:

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	45

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite - Since 2009

Principal Occupation(s) During Past 5 Years:	Managing Partner - Aegis Investment Partners, LLC (investments) Founder and Managing Partner (2004-2005) - Village Markets, LLC (groceries) Partner (1996-2004) - Bancorp Services, LLC (consulting)

Number of Portfolios Overseen within Fund Complex:	28

Other Directorships Held Outside Fund Complex:	Pictometry International Corp., Pioneering Technologies

Mr. Hurwitz serves on the Audit Committee and the Governance and Nominating Committee of the Fund’s Board of Directors.

As of December 31, 2008, Mr. Hurwitz did not hold shares of any series of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE